Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Funds Inc
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000015151 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class I Shares
Trading Symbol	FARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.93%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Fund returned 2.52% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the Real Estate Securities Blended Benchmark, which returned 2.71%. The Real Estate Securities Blended Benchmark consists of: 1) 50% MSCI US REIT Index and 2) 50% MSCI USA/IMI REITs Index.

•
Top contributors to relative performance

•
Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Ventas, Inc. and CareTrust REIT, Inc.

•
Security selection in the self-storage sector, led by an underweight to Public Storage.

•
An underweight to the apartment sector, including an underweight to Mid‑America Apartment Communities, Inc.

•
Top detractors from relative performance

•
Security selection in the industrial sector, including an overweight to Lineage, Inc.

•
An overweight to the community center sector, including an overweight to Federal Realty Investment Trust.

•
Security selection in the technology infrastructure sector, including an underweight to Crown Castle Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.52%	5.23%	4.95%

S&P 500® Index	17.88%	14.42%	14.82%

MSCI US REIT Index	2.95%	6.58%	5.71%

Real Estate Securities Blended Benchmark	2.71%	5.85%	5.34%

Lipper Real Estate Funds Classification Average	1.40%	4.57%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 760,477,987
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,135,019
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$760,477,987

Total number of portfolio holdings	64

Portfolio turnover (%)	69%

Total management fees paid for the year	$ 7,135,019

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000126484 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class R6 Shares
Trading Symbol	FREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$73	0.72%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Fund returned 2.75% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the Real Estate Securities Blended Benchmark, which returned 2.71%. The Real Estate Securities Blended Benchmark consists of: 1) 50% MSCI US REIT Index and 2) 50% MSCI USA/IMI REITs Index.

•
Top contributors to relative performance

•
Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Ventas, Inc. and CareTrust REIT, Inc.

•
Security selection in the self-storage sector, led by an underweight to Public Storage.

•
An underweight to the apartment sector, including an underweight to Mid‑America Apartment Communities, Inc.

•
Top detractors from relative performance

•
Security selection in the industrial sector, including an overweight to Lineage, Inc.

•
An overweight to the community center sector, including an overweight to Federal Realty Investment Trust.

•
Security selection in the technology infrastructure sector, including an underweight to Crown Castle Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	2.75%	5.39%	5.12%

S&P 500® Index	17.88%	14.42%	14.82%

MSCI US REIT Index	2.95%	6.58%	5.71%

Real Estate Securities Blended Benchmark	2.71%	5.85%	5.34%

Lipper Real Estate Funds Classification Average	1.40%	4.57%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 760,477,987
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,135,019
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$760,477,987

Total number of portfolio holdings	64

Portfolio turnover (%)	69%

Total management fees paid for the year	$7,135,019

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015149 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class C Shares
Trading Symbol	FRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$194	1.93%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.93%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Fund returned 1.53% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 2.71%. The Real Estate Securities Blended Benchmark consists of: 1) 50% MSCI US REIT Index and 2) 50% MSCI USA/IMI REITs Index.

•
Top contributors to relative performance

•
Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Ventas, Inc. and CareTrust REIT, Inc.

•
Security selection in the self-storage sector, led by an underweight to Public Storage.

•
An underweight to the apartment sector, including an underweight to Mid‑America Apartment Communities, Inc.

•
Top detractors from relative performance

•
Security selection in the industrial sector, including an overweight to Lineage, Inc.

•
An overweight to the community center sector, including an overweight to Federal Realty Investment Trust.

•
Security selection in the technology infrastructure sector, including an underweight to Crown Castle Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.53%	4.18%	4.07%

S&P 500® Index	17.88%	14.42%	14.82%

MSCI US REIT Index	2.95%	6.58%	5.71%

Real Estate Securities Blended Benchmark	2.71%	5.85%	5.34%

Lipper Real Estate Funds Classification Average	1.40%	4.57%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 760,477,987
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,135,019
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$760,477,987

Total number of portfolio holdings	64

Portfolio turnover (%)	69%

Total management fees paid for the year	$7,135,019

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015147 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class A Shares
Trading Symbol	FREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$119	1.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.18%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Fund returned 2.32% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 2.71%. The Real Estate Securities Blended Benchmark consists of: 1) 50% MSCI US REIT Index and 2) 50% MSCI USA/IMI REITs Index.

•
Top contributors to relative performance

•
Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Ventas, Inc. and CareTrust REIT, Inc.

•
Security selection in the self-storage sector, led by an underweight to Public Storage.

•
An underweight to the apartment sector, including an underweight to Mid‑America Apartment Communities, Inc.

•
Top detractors from relative performance

•
Security selection in the industrial sector, including an overweight to Lineage, Inc.

•
An overweight to the community center sector, including an overweight to Federal Realty Investment Trust.

•
Security selection in the technology infrastructure sector, including an underweight to Crown Castle Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.32%	4.98%	4.69%

Class A Shares at maximum sales charge (Offering Price)	(3.57)%	3.74%	4.07%

S&P 500® Index	17.88%	14.42%	14.82%

MSCI US REIT Index	2.95%	6.58%	5.71%

Real Estate Securities Blended Benchmark	2.71%	5.85%	5.34%

Lipper Real Estate Funds Classification Average	1.40%	4.57%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 760,477,987
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,135,019
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$760,477,987

Total number of portfolio holdings	64

Portfolio turnover (%)	69%

Total management fees paid for the year	$ 7,135,019

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000056118 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	FGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$132	1.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.21%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Global Infrastructure Fund returned 17.69% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 21.54%.

•
Top contributors to relative performance

•
Security selection in the electric utilities sector, led by an out‑of‑benchmark position in SSE PLC, lack of exposure to Edison International and an underweight to Duke Energy Corporation.

•
Security selection and an overweight in the toll road sector, including an out‑of‑benchmark position in Ferrovial SE.

•
Top detractors from relative performance

•
Out‑of‑benchmark allocation to the technology infrastructure sector, including Digital Realty Trust, Inc. and Crown Castle Inc.

•
Out‑of‑benchmark allocation to the waste sector, including Waste Connections, Inc. and Waste Management, Inc.

•
An underweight to the airport sector, led by underweights to Grupo Aeroportuario del Pacifico SAB de CV and Flughafen Zurich AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	17.69%	8.69%	8.48%

Class A Shares at maximum sales charge (Offering Price)	10.91%	7.41%	7.84%

MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

S&P Global Infrastructure Index (Net)	21.54%	10.02%	8.47%

Lipper Global Infrastructure Funds Classification Average	19.19%	7.35%	8.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 480,134,759
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 4,209,030
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$480,134,759

Total number of portfolio holdings	82

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 4,209,030

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000070757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class C Shares
Trading Symbol	FGNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$213	1.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.96%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Global Infrastructure Fund returned 16.88% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund significantly underperformed the S&P Global Infrastructure Index (Net), which returned 21.54%.

•
Top contributors to relative performance

•
Security selection in the electric utilities sector, led by an out‑of‑benchmark position in SSE PLC, lack of exposure to Edison International and an underweight to Duke Energy Corporation.

•
Security selection and an overweight in the toll road sector, including an out‑of‑benchmark position in Ferrovial SE.

•
Top detractors from relative performance

•
Out‑of‑benchmark allocation to the technology infrastructure sector, including Digital Realty Trust, Inc. and Crown Castle Inc.

•
Out‑of‑benchmark allocation to the waste sector, including Waste Connections, Inc. and Waste Management, Inc.

•
An underweight to the airport sector, led by underweights to Grupo Aeroportuario del Pacifico SAB de CV and Flughafen Zurich AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	16.88%	7.88%	7.82%

MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

S&P Global Infrastructure Index (Net)	21.54%	10.02%	8.47%

Lipper Global Infrastructure Funds Classification Average	19.19%	7.35%	8.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 480,134,759
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 4,209,030
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$480,134,759

Total number of portfolio holdings	82

Portfolio turnover (%)	95%

Total management fees paid for the year	$4,209,030

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171406 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class R6 Shares
Trading Symbol	FGIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$96	0.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Global Infrastructure Fund returned 18.16% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 21.54%.

•
Top contributors to relative performance

•
Security selection in the electric utilities sector, led by an out‑of‑benchmark position in SSE PLC, lack of exposure to Edison International and an underweight to Duke Energy Corporation.

•
Security selection and an overweight in the toll road sector, including an out‑of‑benchmark position in Ferrovial SE.

•
Top detractors from relative performance

•
Out‑of‑benchmark allocation to the technology infrastructure sector, including Digital Realty Trust, Inc. and Crown Castle Inc.

•
Out‑of‑benchmark allocation to the waste sector, including Waste Connections, Inc. and Waste Management, Inc.

•
An underweight to the airport sector, led by underweights to Grupo Aeroportuario del Pacifico SAB de CV and Flughafen Zurich AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	18.16%	9.04%	7.87%

MSCI ACWI Index (Net)	22.34%	11.19%	12.23%

S&P Global Infrastructure Index (Net)	21.54%	10.02%	7.48%

Lipper Global Infrastructure Funds Classification Average	19.19%	7.35%	7.15%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 480,134,759
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 4,209,030
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$480,134,759

Total number of portfolio holdings	82

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 4,209,030

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000056119 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class I Shares
Trading Symbol	FGIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$105	0.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Global Infrastructure Fund returned 18.05% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 21.54%.

•
Top contributors to relative performance

•
Security selection in the electric utilities sector, led by an out‑of‑benchmark position in SSE PLC, lack of exposure to Edison International and an underweight to Duke Energy Corporation.

•
Security selection and an overweight in the toll road sector, including an out‑of‑benchmark position in Ferrovial SE.

•
Top detractors from relative performance

•
Out‑of‑benchmark allocation to the technology infrastructure sector, including Digital Realty Trust, Inc. and Crown Castle Inc.

•
Out‑of‑benchmark allocation to the waste sector, including Waste Connections, Inc. and Waste Management, Inc.

•
An underweight to the airport sector, led by underweights to Grupo Aeroportuario del Pacifico SAB de CV and Flughafen Zurich AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	18.05%	8.97%	8.75%

MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

S&P Global Infrastructure Index (Net)	21.54%	10.02%	8.47%

Lipper Global Infrastructure Funds Classification Average	19.19%	7.35%	8.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 480,134,759
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 4,209,030
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$480,134,759

Total number of portfolio holdings	82

Portfolio turnover (%)	95%

Total management fees paid for the year	$4,209,030

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000104368 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class I Shares
Trading Symbol	NRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$96	0.91%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Asset Income Fund returned 11.55% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the Real Asset Income Blended Benchmark, which returned 10.82%. The Real Asset Income Blended Benchmark consists of: 1) 25% FTSE EPRA/Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% Bloomberg U.S. Corporate High Yield Index and 5) 13% FTSE Nareit Preferred Stock Index.

•
Top contributors to relative performance

•
Security selection in real estate common equity, led by industrial companies, including an overweight position in LXP Industrial Trust.

•
Security selection in the gas utilities sector within the global infrastructure common equity segment, led by an out‑of‑benchmark position in Snam S.p.A.

•
An overweight to the electric transmission sector within the global infrastructure common equity segment, led by an overweight to National Grid PLC.

•
An underweight to real estate preferred securities, including an underweight to hotel real estate investment trust (REIT) preferreds.

•
Top detractors from relative performance

•
An underweight to the airport sector within the global infrastructure common equity segment.

•
Security selection and an overweight position in real asset debt, including overweights to the rail, pipeline and technology infrastructure sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	11.55%	5.03%	5.77%

MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

Bloomberg U.S. Corporate High Yield Bond Index	8.62%	4.51%	6.53%

Real Asset Income Blended Benchmark	10.82%	4.93%	5.74%

Lipper Real Return Funds Classification Average	16.36%	7.45%	6.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,150,824,128
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 8,123,617
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,150,824,128

Total number of portfolio holdings	459

Portfolio turnover (%)	74%

Total management fees paid for the year	$ 8,123,617

Holdings [Text Block]

(1) Includes 14.6% of $1,000 Par Preferred and/or Contingent Capital Securities.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class R6 Shares
Trading Symbol	NRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$86	0.81%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Asset Income Fund returned 11.63% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the Real Asset Income Blended Benchmark, which returned 10.82%. The Real Asset Income Blended Benchmark consists of: 1) 25% FTSE EPRA/Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% Bloomberg U.S. Corporate High Yield Index and 5) 13% FTSE Nareit Preferred Stock Index.

•
Top contributors to relative performance

•
Security selection in real estate common equity, led by industrial companies, including an overweight position in LXP Industrial Trust.

•
Security selection in the gas utilities sector within the global infrastructure common equity segment, led by an out‑of‑benchmark position in Snam S.p.A.

•
An overweight to the electric transmission sector within the global infrastructure common equity segment, led by an overweight to National Grid PLC.

•
An underweight to real estate preferred securities, including an underweight to hotel real estate investment trust (REIT) preferreds.

•
Top detractors from relative performance

•
An underweight to the airport sector within the global infrastructure common equity segment.

•
Security selection and an overweight position in real asset debt, including overweights to the rail, pipeline and technology infrastructure sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	11.63%	5.12%	5.08%

MSCI ACWI Index (Net)	22.34%	11.19%	12.23%

Bloomberg U.S. Corporate High Yield Bond Index	8.62%	4.51%	5.91%

Real Asset Income Blended Benchmark	10.82%	4.93%	5.09%

Lipper Real Return Funds Classification Average	16.36%	7.45%	5.46%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,150,824,128
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 8,123,617
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,150,824,128

Total number of portfolio holdings	459

Portfolio turnover (%)	74%

Total management fees paid for the year	$8,123,617

Holdings [Text Block]

(1) Includes 14.6% of $1,000 Par Preferred and/or Contingent Capital Securities.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000104366 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class C Shares
Trading Symbol	NRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$201	1.91%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.91%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Asset Income Fund returned 10.41% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 10.82%. The Real Asset Income Blended Benchmark consists of: 1) 25% FTSE EPRA/Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% Bloomberg U.S. Corporate High Yield Index and 5) 13% FTSE Nareit Preferred Stock Index.

•
Top contributors to relative performance

•
Security selection in real estate common equity, led by industrial companies, including an overweight position in LXP Industrial Trust.

•
Security selection in the gas utilities sector within the global infrastructure common equity segment, led by an out‑of‑benchmark position in Snam S.p.A.

•
An overweight to the electric transmission sector within the global infrastructure common equity segment, led by an overweight to National Grid PLC.

•
An underweight to real estate preferred securities, including an underweight to hotel real estate investment trust (REIT) preferreds.

•
Top detractors from relative performance

•
An underweight to the airport sector within the global infrastructure common equity segment.

•
Security selection and an overweight position in real asset debt, including overweights to the rail, pipeline and technology infrastructure sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	10.41%	3.98%	4.88%

MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

Bloomberg U.S. Corporate High Yield Bond Index	8.62%	4.51%	6.53%

Real Asset Income Blended Benchmark	10.82%	4.93%	5.74%

Lipper Real Return Funds Classification Average	16.36%	7.45%	6.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,150,824,128
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 8,123,617
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,150,824,128

Total number of portfolio holdings	459

Portfolio turnover (%)	74%

Total management fees paid for the year	$ 8,123,617

Holdings [Text Block]

(1) Includes 14.6% of $1,000 Par Preferred and/or Contingent Capital Securities.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000104365 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class A Shares
Trading Symbol	NRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$123	1.16%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

•
The Nuveen Real Asset Income Fund returned 11.23% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the Real Asset Income Blended Benchmark, which returned 10.82%. The Real Asset Income Blended Benchmark consists of: 1) 25% FTSE EPRA/Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% Bloomberg U.S. Corporate High Yield Index and 5) 13% FTSE Nareit Preferred Stock Index.

•
Top contributors to relative performance

•
Security selection in real estate common equity, led by industrial companies, including an overweight position in LXP Industrial Trust.

•
Security selection in the gas utilities sector within the global infrastructure common equity segment, led by an out‑of‑benchmark position in Snam S.p.A.

•
An overweight to the electric transmission sector within the global infrastructure common equity segment, led by an overweight to National Grid PLC.

•
An underweight to real estate preferred securities, including an underweight to hotel real estate investment trust (REIT) preferreds.

•
Top detractors from relative performance

•
An underweight to the airport sector within the global infrastructure common equity segment.

•
Security selection and an overweight position in real asset debt, including overweights to the rail, pipeline and technology infrastructure sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	11.23%	4.76%	5.51%

Class A Shares at maximum sales charge (Offering Price)	4.84%	3.53%	4.89%

MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

Bloomberg U.S. Corporate High Yield Bond Index	8.62%	4.51%	6.53%

Real Asset Income Blended Benchmark	10.82%	4.93%	5.74%

Lipper Real Return Funds Classification Average	16.36%	7.45%	6.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 1,150,824,128
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 8,123,617
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,150,824,128

Total number of portfolio holdings	459

Portfolio turnover (%)	74%

Total management fees paid for the year	$ 8,123,617

Holdings [Text Block]	(1) Includes 14.6% of $1,000 Par Preferred and/or Contingent Capital Securities.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.